Institutional Shares [Member] | FAM Small Cap Fund
FAM Small Cap Fund
Investment Objective:
FAM Small Cap Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
S H A R E H O L D E R F E E S (fees paid directly from your investment)
Shareholder Fees - {FAM Small Cap Fund Institutional Shares}	Institutional Shares [Member] FAM Small Cap Fund Institutional Class
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {FAM Small Cap Fund Institutional Shares}	Institutional Shares [Member] FAM Small Cap Fund Institutional Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.46%	[1]
Total Fund Operating Expenses	1.36%	[2]
Fee Waiver/Expense Reimbursement	0.16%	[2]
Net Fund Operating Expenses	1.20%	[2]
[1]	"Other Expenses" have been restated based on current contractual arrangements and are estimated for the current fiscal year.
[2]	The Advisor has contractually agreed, until May 1, 2017, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.20%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advi- sor pursuant to the expense limitation agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This expense limitation agreement may only be amended or terminated by the Fund's Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also as-sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example- {FAM Small Cap Fund Institutional Shares}	1-Year	3-Year	5-Year	10-Year
Institutional Shares [Member] | FAM Small Cap Fund | Institutional Class | USD ($)	122	415	729	1,621

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies:

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth". Factors considered in evaluating the true business worth include the company's cur rent earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential. After identifying a company whose securities are determined to have a favorable valuation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap com-panies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 31, 2015, the market capitalization range for the Russell 2000 Index was approximately $177 million to $4.3 billion. The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds ("ETFs"). The Fund's policy of investing at least 80% of its net assets in smallcap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of issuers. A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• Stock Market Risk - the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

• Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:

 The Institutional Shares of the Fund are a newly established share class and therefore do not yet have their own performance history.The performance results shown on this page and the next page for the periods prior to January 1, 2016, the date of commencement of operations for Institutional Shares, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The  following  bar  chart  and  table  show  some  indication  of  the  risks  of  investing  in  the Fund.  The bar  chart  shows  the  Investor Shares  performance  for 2013  and  2014.   The  table shows  the  Investor Shares average  annual  returns  (before  and  after  taxes)  for  the  one  year  period  ended  December 31, 2014 and since the Fund's inception on March 1, 2012 compared to those of the Russell 2000 Index, the Fund's primary benchmark.

   The Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an  indication  of  how  the  Fund  will  perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

Best Quarter (ended 12/31/14): 12.35% Worst Quarter (ended 3/31/14): -0.27% The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was 0.39%.
Average Annual Total Returns
Average Annual Total Returns- {FAM Small Cap Fund Institutional Shares} - Institutional Shares [Member] - FAM Small Cap Fund	1 Year	Since Inception	Inception Date
Institutional Class	5.58%	18.96%	Mar. 01, 2012
Institutional Class | after taxes on distributions	4.63%	18.20%
Institutional Class | after taxes on distributions and sale of fund shares	3.15%	11.64%
Russell 2000	5.58%	16.37%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.